Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Property and Equipment
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Aircraft	12 years
Furniture and fixtures	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance – engines	3 to 8 years
Heavy maintenance – structural checks	2 to 10 years
Engines	12 years
Leasehold improvements	10 years
Simulators	20 years
Vehicles	5 years

Summary of Consolidated Statement of Net Income and Balance Sheet and Cash Flows
The impact of IFRS 16 adoption is presented as follows:

	December 31,2018			December 31,2017			January 01,2017
	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Consolidated Balance Sheets
Asset

Current assets
Sublease receivable (e)	—	73,671	73,671	—	57,768	57,768	—	52,278	52,278
Prepaid expenses (g)	163,829	(48,376)	115,453	109,784	(27,128)	82,656	97,501	(23,997)	73,504
Other-current assets (h)	111,714	(1,091)	110,623	199,225	(418)	198,807	—	—	—

Non-current assets
Sublease receivable (e)	—	288,067	288,067	—	308,824	308,824	—	361,173	361,173
Other non-current assets (g), (h)	520,723	(123,325)	397,398	215,707	(45,891)	169,816
ROU - leased aircraft and other assets (a), (b), (g), (j)	—	4,926,326	4,926,326	—	4,377,725	4,377,725	—	4,063,048	4,063,048
ROU - maintenance of leased aircraft (d), (g)	—	632,900	632,900	—	374,384	374,384	—	115,259	115,259
Property, plant and equipment (b)	3,289,219	(1,446,980)	1,842,239	3,325,535	(1,444,764)	1,880,771	3,439,980	(1,318,328)	2,121,652

Liabilities and equity

Current liabilities
Loans and financing (c)	335,051	(176,238)	158,813	568,234	(149,036)	419,198	985,238	(151,825)	833,413
Lease liabilities (a), (c)	—	1,237,909	1,237,909	—	914,600	914,600	—	790,819	790,819
Accounts payable (e)	1,166,291	121,370	1,287,661	953,534	18,216	971,750	1,034,317	19,789	1,054,106
Provisions (j)	—	36,083	36,083	—	—	—	—	—	—

Non-current liabilities
Loans and financing (c)	3,370,971	(773,658)	2,597,313	2,921,653	(762,412)	2,159,241	3,049,257	(850,129)	2,199,128
Lease liabilities (a), (c)	—	7,681,837	7,681,837	—	6,428,893	6,428,893	—	6,242,168	6,242,168
Deferred income taxes (i)	443,894	(150,683)	293,211	326,911	(184,809)	142,102	181,462	(96,904)	84,558
Provisions (j), (e)	80,984	632,957	713,941	73,198	479,957	553,155	76,353	402,644	478,997
Other non-current liabilities (e), (h)	321,139	5,353	326,492	343,041	79,672	422,713	377,924	21,642	399,566

Equity
Other comprehensive income (i)	(117,324)	(36,645)	(153,969)	(11,192)	(3,496)	(14,688)	(33,785)	(12,212)	(45,997)
Accumulated losses	(836,214)	(4,277,093)	(5,113,307)	(1,214,756)	(3,221,085)	(4,435,841)	(1,743,795)	(3,116,559)	(4,860,354)

(*)	ROU - Right-of-use assets

Consolidated statement of net income (loss)	For the year ended December 31, 2018			For the year ended December 31, 2017
	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Operating revenue
Cargo and other revenue (f)	483,225	(96,293)	386,932	1,094,157	(84,666)	1,009,491
Operating expense
Maintenance materials and repairs (d)	(504,477)	254,372	(250,105)	(568,144)	83,988	(484,156)
Depreciation and amortization (a), (j)	(324,902)	(959,148)	(1,284,050)	(299,793)	(763,585)	(1,063,378)
Other operating expenses, net (h)	(875,148)	(6,268)	(881,416)	(572,497)	(4,078)	(576,575)
Other operating expenses, net - aircraft and other rent (a)	(1,509,947)	1,475,513	(34,434)	(1,181,731)	1,146,112	(35,619)
Financial result
Financial income (e)	41,393	33,129	74,522	94,805	33,467	128,272
Financial expense (a), (j)	(410,207)	(684,621)	(1,094,828)	(524,033)	(554,565)	(1,078,598)
Foreign currency exchange, net (a), (e), (j)	(194,706)	(1,111,357)	(1,306,063)	57,871	(23,012)	34,859
Result from related parties transactions, net (e)	342,083	39,642	381,725	194,351	(17,376)	176,975
Income tax
Income tax expense	(170,604)	(977)	(171,581)	(71,680)	79,189	7,509
Net income (loss)	420,277	(1,056,008)	(635,731)	529,039	(104,526)	424,513
Basic net income per common share – R$	0.02	(0.05)	(0.03)	0.02	(0.00)	0.02
Diluted net income per common share – R$	0.02	(0.05)	(0.03)	0.02	(0.00)	0.02
Basic net income per preferred share – R$	1.24	(3.13)	(1.88)	1.68	(0.33)	1.35
Diluted net income per preferred share – R$	1.23	(3.13)	(1.88)	1.64	(0.33)	1.32

Cash Flows	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Cash flows from operating activities
Net income (loss) for the period	420,277	(1,056,008)	(635,731)	529,039	(104,526)	424,513
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation and amortization	324,902	959,148	1,284,050	299,793	763,585	1,063,378
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	90,141	1,153,741	1,243,882	(62,236)	24,245	(37,991)
Interest (income) and expenses on assets and liabilities	182,274	684,621	866,895	222,127	554,343	776,470
Deferred income tax and social contribution	170,604	977	171,581	71,680	(79,189)	(7,509)
Changes in operating assets and liabilities
Sublease receivables	–	4,854	4,854	–	46,859	46,859
Prepaid expenses	(71,723)	21,248	(50,475)	(20,017)	10,038	(9,979)
Other assets	(288,409)	78,107	(210,302)	(141,108)	39,412	(101,696)
Accounts payable	142,631	103,154	245,785	(93,524)	(1,573)	(95,097)
Other liabilities	31,639	(74,319)	(42,680)	(5,689)	58,021	52,332
Interest paid	(214,671)	(630,626)	(845,297)	(301,943)	(519,230)	(821,173)
Cash flows from investing activities
Acquisition of property and equipment	(754,637)	(331,805)	(1,086,442)	(589,497)	(105,535)	(695,032)
Cash flows from financing activities
Loan proceeds	–	–	–	1,750,111	(39,461)	1,710,650
Loan payment	(530,472)	(216,759)	(747,231)	(889,066)	(53,222)	(942,288)
Lease payment	(385,906)	(696,333)	(1,082,239)	(201,246)	(593,764)	(795,010)

a)
The application of IFRS 16 to leases previously classified as operating leases under IAS 17, resulted in the recognition of right-of-use
assets and lease liabilities. As a result, aircraft and other rent expenses have decreased, offset by an increase in depreciation and amortization expense, finance expense and foreign currency exchange expense.

b)	Finance lease aircraft, previously recognized in property, plant and equipment, and are now presented as a right-of-use asset.
c)	Finance lease liabilities, previously recognized as loans and financing, are now presented as lease liabilities,
d)
Heavy maintenance and structural checks expenses related to aircraft under operating lease were previously recorded under Maintenance materials and repais expenses. Under IFRS 16, these expenses are capitalized and depreciated.

e)
The Company, as a lessor, has classified its sublease agreements as finance leases and operating leases, dependending on the extent to which the lease transfers the risks and benefits inherent to the asset or right-of-use. For subleases classified as finance subleases, the leased assets have been de-recognized and a sublease receivables recorded. The provision for onerous contract of the 7 aircraft subleased to TAP, previously required under IAS 17 (Note 9), and was adjusted to reflect only the non avoidable costs non lease related. The revenue recorded for finance leases consists only of financial income and the sublease receivable balance is adjusted each accounting period for change to foreign exchange rates.

f)
For subleases classified as operating subleases, the Company continues to recognize the right-of-use asset, which continues to depreciate in accordance with the Company’s policy. Sublease revenue is recognized throught the sublease under the heading “Cargo and other revenues”.

g)	The Company had prepaid rent and maintenance expenses which have been incorporated in the right-of-use asset balances.
h)
The Company had deferred sale and leaseback losses which, upon transition, were recognized as a loss at the time of the transaction and corresponding amortization expenses previously recognized under IAS 17 were reversed.

i)	Deferred tax assets are recognized only to the extent that recovery is probable.
j)
Costs resulting from maintenance events that will be carried out immediately before the aircraft is returned to lessors (defined as restoration events under IFRS 16), are recognized as provisions from the beginning of the contract, provided that they can be estimated reasonably, against the recognition of a right
-
of
-
use asset, which is depreciated on a straight-line basis over the lease.